Leases - Schedule of Components of Lease Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Assets
Operating lease – ROU assets	$ 386,302		$ 544,385
Liabilities
Operating lease liabilities	258,124		312,780
Operating lease liabilities	128,178		231,635
Total lease liabilities	$ 386,302		$ 544,415
Weighted average remaining term (years)
Operating leases	1 year 1 month 9 days		5 months 15 days
Weighted average discount rate
Operating leases	5.88%		5.22%
General and Administrative Expense [Member]
Schedule of Components of Lease Expense [Line Items]
Operating lease costs	$ 162,556	$ 159,406
Research and Development Expense [Member]
Schedule of Components of Lease Expense [Line Items]
Operating lease costs